COMPENSATION OF KEY MANAGEMENT PERSONNEL - Compensation of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related party transactions [abstract]
Salaries and other short-term employee benefits	$ 11.3	$ 12.5
Post-employment benefits – defined benefit plans	3.2	2.0
Costs related to the CEO's terms of departure	11.4	6.3
Termination benefits	0.0	5.0
Share-based payments expense	15.7	22.2
Key management personnel compensation	$ 41.6	$ 48.0